Geographic Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 71,206	$ 65,221	$ 68,949
Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	71,206	65,221	68,949
Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	70,872	77,341
Canada [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	63,314	59,104	62,320
Canada [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	70,623	77,032
Europe [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	7,892	6,117	6,531
Europe [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	233	263
Other [Member] | Based On Revenue [Member]
Disclosure of geographical areas [line items]
Revenue	0	0	$ 98
Other [Member] | Based On Non Current Assets [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 16	$ 46